Horizon Multi-Factor Small/Mid Cap Fund
Schedule of Investments
as of February 29, 2024 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Banking - 8.1%
Bank OZK	2,261	$99,032
Banner Corp.	481	21,087
Cadence Bank	2,981	82,514
Cathay General Bancorp	1,574	61,465
City Holding Co.	308	30,948
Eagle Bancorp, Inc.	683	16,269
East West Bancorp, Inc.	3,228	235,192
First Financial Bancorp	1,960	42,532
FNB Corp./PA	7,194	95,968
Fulton Financial Corp.	3,783	58,258
Hancock Whitney Corp.	962	41,943
Hope Bancorp, Inc.	1,687	18,506
Independent Bank Corp.	321	16,747
International Bancshares Corp.	1,601	83,076
National Bank Holdings Corp. - Class A	567	19,187
OFG Bancorp	1,002	36,292
Old National Bancorp	3,658	60,101
Preferred Bank/Los Angeles CA	321	23,064
S&T Bancorp, Inc.	601	18,745
SouthState Corp.	1,730	145,389
Synovus Financial Corp.	2,801	106,270
Valley National Bancorp	7,263	59,484
Walker & Dunlop, Inc.	625	59,613
Webster Financial Corp.	2,650	126,246
Westamerica BanCorp	648	29,620
Wintrust Financial Corp.	1,296	124,870
		1,712,418

Consumer Discretionary Products - 10.5%
American Woodmark Corp.(a)	355	35,585
Autoliv, Inc.	1,719	199,456
Deckers Outdoor Corp.(a)	395	353,757
Green Brick Partners, Inc.(a)	802	46,917
Griffon Corp.	1,186	84,680
HNI Corp.	486	21,778
Interface, Inc.	1,593	25,042
KB Home	2,114	140,433
Lear Corp.	516	70,873
M/I Homes, Inc.(a)	769	97,655
MDC Holdings, Inc.	1,850	115,995
Meritage Homes Corp.	989	155,926
Skechers USA, Inc. - Class A(a)	3,496	216,088
Standard Motor Products, Inc.	511	16,229
Taylor Morrison Home Corp.(a)	2,280	129,071
Thor Industries, Inc.	355	45,504
Toll Brothers, Inc.	2,746	314,801
Tri Pointe Homes, Inc.(a)	1,994	70,548
Urban Outfitters, Inc.(a)	1,866	77,532
Winnebago Industries, Inc.	284	20,371
		2,238,241

Consumer Discretionary Services - 2.8%
Adtalem Global Education, Inc.(a)	543	26,879
Boyd Gaming Corp.	1,149	75,983
Brinker International, Inc.(a)	846	39,204
Cinemark Holdings, Inc.(a)	1,430	24,896
Dave & Buster's Entertainment, Inc.(a)	517	31,920
Graham Holdings Co. - Class B	55	38,628
Grand Canyon Education, Inc.(a)	509	68,613
Marcus Corp.	1,387	20,347
Medifast, Inc.	284	11,386
Monarch Casino & Resort, Inc.	294	20,683
Perdoceo Education Corp.	1,561	27,801
PROG Holdings, Inc.(a)	654	20,189
Stride, Inc.(a)	1,045	62,439
Wingstop, Inc.	363	127,431
		596,399

Consumer Staple Products - 4.8%
BellRing Brands, Inc.(a)	2,356	134,174
Cal-Maine Foods, Inc.	1,310	75,312
Coca-Cola Consolidated, Inc.	207	174,045
Fresh Del Monte Produce, Inc.	722	17,277
Ingredion, Inc.	1,276	150,096
John B Sanfilippo & Son, Inc.	188	19,246
National Beverage Corp.(a)	851	44,797
Post Holdings, Inc.(a)	1,099	114,472
Premier, Inc. - Class A	896	18,691
Universal Corp./VA	625	30,006
US Foods Holding Corp.(a)	4,368	221,851
		999,967

Financial Services - 5.4%
Affiliated Managers Group, Inc.	278	43,454
Ally Financial, Inc.	5,795	214,357
Axos Financial, Inc.(a)	1,216	63,378
Enova International, Inc.(a)	504	31,878
Essent Group Ltd.	1,069	57,266
Evercore, Inc. - Class A	289	54,066
EZCORP, Inc. - Class A(a)	2,287	23,991
Federated Investors, Inc.	1,134	39,951
Interactive Brokers Group, Inc. - Class A	2,198	238,967
MGIC Investment Corp.	5,994	119,221
Mr Cooper Group, Inc.(a)	1,530	109,058
PennyMac Mortgage Investment Trust	1,350	19,076
PJT Partners, Inc. - Class A	572	60,289
Radian Group, Inc.	1,556	45,342
World Acceptance Corp.(a)	155	18,563
		1,138,857

Health Care - 5.2%
Addus HomeCare Corp.(a)	211	19,471
Alkermes PLC(a)	824	24,465
Amphastar Pharmaceuticals, Inc.(a)	581	27,057
ANI Pharmaceuticals, Inc.(a)	353	23,888
Astrana Health, Inc.(a)	558	25,132
Catalyst Pharmaceuticals, Inc.(a)	1,168	18,723
Chemed Corp.	146	91,415
Collegium Pharmaceutical, Inc.(a)	682	25,036
Corcept Therapeutics, Inc.(a)	785	18,448
Dynavax Technologies Corp.(a)	1,396	17,687
Encompass Health Corp.	1,018	75,739
Ensign Group, Inc.	682	85,195
Exelixis, Inc.(a)	836	18,308
Haemonetics Corp.(a)	240	17,515
HealthEquity, Inc.(a)	294	24,287
Innoviva, Inc.(a)	1,216	18,580
Integer Holdings Corp.(a)	205	22,609
Medpace Holdings, Inc.(a)	271	107,728
Merit Medical Systems, Inc.(a)	263	20,041
National HealthCare Corp.	209	20,620
Neurocrine Biosciences, Inc.(a)	984	128,315
OraSure Technologies, Inc.(a)	2,435	17,520
Progyny, Inc.(a)	543	19,830
Tenet Healthcare Corp.(a)	1,288	119,785
UFP Technologies, Inc.(a)	120	24,997
United Therapeutics Corp.(a)	428	96,574
Varex Imaging Corp.(a)	980	16,856
		1,125,821

Industrial Products - 5.7%
Acuity Brands, Inc.	672	168,832
Alamo Group, Inc.	144	29,130
AZZ, Inc.	567	41,278
Badger Meter, Inc.	188	29,834
Crane Co.	573	69,654
Curtiss-Wright Corp.	741	175,075
Esab Corp.	969	96,047
Gibraltar Industries, Inc.(a)	639	49,491
ITT, Inc.	813	102,552
Mueller Industries, Inc.	2,707	139,086
OSI Systems, Inc.(a)	153	20,071
Powell Industries, Inc.	229	42,420
Standex International Corp.	131	22,663
Tennant Co.	436	49,351
Vontier Corp.	2,255	96,965
Wabash National Corp.	887	24,197
Watts Water Technologies, Inc. - Class A	304	62,001
		1,218,647

Industrial Services - 9.0%
Alarm.com Holdings, Inc.(a)	318	24,069
Applied Industrial Technologies, Inc.	503	95,515
Brady Corp. - Class A	1,104	64,341
Brink's Co.	864	71,565
Comfort Systems USA, Inc.	686	209,732
CoreCivic, Inc.(a)	2,085	31,755
CorVel Corp.(a)	203	49,532
Cross Country Healthcare, Inc.(a)	860	15,712
Dorian LPG Ltd.	932	33,692
EMCOR Group, Inc.	984	308,505
Frontdoor, Inc.(a)	1,087	34,088
GEO Group, Inc.(a)	2,735	33,558
H&R Block, Inc.	3,556	174,066
Hub Group, Inc. - Class A(a)	665	28,282
Insperity, Inc.	447	45,500
Installed Building Products, Inc.	515	123,049
Kelly Services, Inc. - Class A	896	21,979
Landstar System, Inc.	141	26,818
Matson, Inc.	308	34,203
MSC Industrial Direct Co., Inc. - Class A	922	93,067
Resources Connection, Inc.	1,428	19,749
Ryder System, Inc.	381	43,472
Saia, Inc.(a)	66	37,976
Sun Country Airlines Holdings, Inc.(a)	1,345	20,175
TopBuild Corp.(a)	640	257,524
Werner Enterprises, Inc.	482	19,347
		1,917,271

Insurance - 7.4%
Ambac Financial Group, Inc.(a)	1,217	19,910
Assured Guaranty Ltd.	358	32,793
Erie Indemnity Co. - Class A	596	242,500
Fidelity National Financial, Inc.	5,234	264,736
Jackson Financial, Inc. - Class A	748	41,177
NMI Holdings, Inc. - Class A(a)	2,014	60,581
Old Republic International Corp.	5,667	164,116
Reinsurance Group of America, Inc.	1,512	267,398
RenaissanceRe Holdings Ltd.	932	209,532
Selective Insurance Group, Inc.	1,055	110,226
SiriusPoint Ltd.(a)	4,388	53,841
Unum Group	2,866	141,723
		1,608,533

Materials - 10.2%
Alpha Metallurgical Resources, Inc.	215	81,109
Apogee Enterprises, Inc.	378	21,625
Armstrong World Industries, Inc.	772	93,111
Boise Cascade Co.	709	96,360
Cabot Corp.	531	45,108
Central Garden & Pet Co. - Class A(a)	1,390	52,389
Clearwater Paper Corp.(a)	540	21,217
Commercial Metals Co.	760	41,040
CONSOL Energy, Inc.	756	64,880
Eagle Materials, Inc.	467	118,408
Encore Wire Corp.	202	48,682
Graphic Packaging Holding Co.	6,331	164,289
Greif, Inc. - Class A	304	19,596
Hawkins, Inc.	434	30,489
Innospec, Inc.	364	45,234
Koppers Holdings, Inc.	410	23,214
Masterbrand, Inc.(a)	2,340	40,505
Minerals Technologies, Inc.	289	20,912
NewMarket Corp.	249	159,776
Olympic Steel, Inc.	301	20,474
Owens Corning	1,304	195,313
Reliance Steel & Aluminum Co.	813	261,153
Simpson Manufacturing Co., Inc.	736	153,588
SunCoke Energy, Inc.	1,821	19,503
Sylvamo Corp.	939	56,725
UFP Industries, Inc.	1,168	133,888
Warrior Met Coal, Inc.	620	35,321
WD-40 Co.	152	40,795
Westlake Corp.	666	92,381
		2,197,085

Media - 1.8%
Cars.com, Inc.(a)	1,104	20,247
GoDaddy, Inc. - Class A(a)	1,931	220,424
HealthStream, Inc.	741	20,214
New York Times Co. - Class A	1,299	57,521
Scholastic Corp.	520	20,509
TEGNA, Inc.	2,528	35,417
Yelp, Inc.(a)	703	27,023
		401,355

Oil & Gas - 4.4%
California Resources Corp.	1,018	53,109
Chord Energy Corp.	675	109,654
CNX Resources Corp.(a)	1,310	27,445
CVR Energy, Inc.	2,044	67,820
Helix Energy Solutions Group, Inc.(a)	2,000	18,000
HF Sinclair Corp.	3,200	177,600
Liberty Energy, Inc.	4,026	86,076
Par Pacific Holdings, Inc.(a)	1,483	53,566
Permian Resources Corp.	4,515	70,253
RPC, Inc.	2,732	20,189
Southwestern Energy Co.(a)	11,208	78,120
US Silica Holdings, Inc.(a)	1,796	20,654
Weatherford International PLC(a)	1,709	175,360
		957,846

Real Estate - 4.1%
Acadia Realty Trust	1,188	19,471
Agree Realty Corp.	617	33,904
Apple Hospitality REIT, Inc.	1,252	20,145
Armada Hoffler Properties, Inc.	1,629	16,583
CareTrust REIT, Inc.	898	20,259
Chatham Lodging Trust	1,852	18,890
CubeSmart	2,094	91,319
Cushman & Wakefield PLC(a)	1,950	19,481
DiamondRock Hospitality Co.	2,148	20,191
EastGroup Properties, Inc.	221	38,827
EPR Properties	1,426	58,580
Essential Properties Realty Trust, Inc.	1,845	44,077
Four Corners Property Trust, Inc.	791	19,126
Gaming and Leisure Properties, Inc.	1,621	73,723
Innovative Industrial Properties, Inc.	215	21,068
Jones Lang LaSalle, Inc.(a)	153	29,106
National Storage Affiliates Trust	1,267	45,371
NNN REIT, Inc.	1,485	60,426
Park Hotels & Resorts, Inc.	1,303	21,630
St Joe Co.	341	18,370
STAG Industrial, Inc.	792	29,415
Summit Hotel Properties, Inc.	2,948	18,926
Sunstone Hotel Investors, Inc.	1,859	20,802
Tanger, Inc.	1,347	38,807
WP Carey, Inc.	1,457	82,073
		880,570

Retail & Wholesale - Discretionary - 7.9%
Abercrombie & Fitch Co. - Class A(a)	1,167	149,096
American Eagle Outfitters, Inc.	5,148	122,265
Buckle, Inc.	1,040	42,578
Caleres, Inc.	662	25,560
Dick's Sporting Goods, Inc.	1,989	353,822
ePlus, Inc.(a)	551	45,397
FirstCash Holdings, Inc.	1,130	129,385
G-III Apparel Group Ltd.(a)	612	20,361
GMS, Inc.(a)	1,032	92,168
Group 1 Automotive, Inc.	193	52,235
Guess?, Inc.	1,094	27,766
Haverty Furniture Cos., Inc.	566	19,414
Hibbett, Inc.	285	23,356
La-Z-Boy, Inc.	632	24,010
ODP Corp.(a)	696	39,310
Patrick Industries, Inc.	438	52,534
PC Connection, Inc.	573	38,036
ScanSource, Inc.(a)	498	21,529
Signet Jewelers Ltd.	963	97,995
UniFirst Corp/MA	117	19,740
Williams-Sonoma, Inc.	1,334	314,196
		1,710,753

Retail & Wholesale - Staples - 2.6%
Casey's General Stores, Inc.	536	163,206
Core & Main, Inc. - Class A(a)	4,506	215,071
PriceSmart, Inc.	327	27,514
Sprouts Farmers Market, Inc.(a)	2,527	157,786
		563,577

Software & Tech Services - 2.9%
ACI Worldwide, Inc.(a)	665	21,885
Adeia, Inc.	1,608	18,235
ASGN, Inc.(a)	720	71,510
Concentrix Corp.	483	34,993
Dropbox, Inc. - Class A(a)	2,203	52,762
Insight Enterprises, Inc.(a)	747	140,436
Progress Software Corp.	370	19,743
Qualys, Inc.(a)	332	57,058
Science Applications International Corp.	1,137	159,135
Verra Mobility Corp.(a)	2,837	61,336
		637,093

Tech Hardware & Semiconductors - 3.2%
Amkor Technology, Inc.	887	27,515
Avnet, Inc.	410	19,102
Axcelis Technologies, Inc.(a)	162	18,253
Cirrus Logic, Inc.(a)	247	22,680
Cohu, Inc.(a)	581	18,668
CTS Corp.	453	20,186
Diodes, Inc.(a)	258	17,539
Dolby Laboratories, Inc. - Class A	351	28,431
Fabrinet(a)	172	37,078
InterDigital, Inc.	626	66,995
Onto Innovation, Inc.(a)	141	25,967
Photronics, Inc.(a)	1,239	35,671
Plexus Corp.(a)	186	17,558
Super Micro Computer, Inc.(a)	170	147,239
TD SYNNEX Corp.	1,134	117,822
Universal Display Corp.	105	18,314
Veeco Instruments, Inc.(a)	672	24,333
Xerox Holdings Corp.	1,283	23,928
		687,279

Telecommunications - 0.3%
ATN International, Inc.	505	16,938
Frontier Communications Parent, Inc.(a)	791	18,731
Telephone and Data Systems, Inc.	1,098	16,799
		52,468

Utilities - 3.3%
ALLETE, Inc.	1,217	68,931
Black Hills Corp.	359	18,679
Northwest Natural Holding Co.	501	18,407
ONE Gas, Inc.	304	18,118
Otter Tail Corp.	417	37,722
Spire, Inc.	309	18,330
Unitil Corp.	370	18,855
Vistra Corp.	9,530	519,766
		718,808
TOTAL COMMON STOCKS (Cost $18,626,541)		21,362,988

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%	Shares
First American Treasury Obligations Fund - Class X, 5.23%(b)	110,023	110,023
TOTAL SHORT-TERM INVESTMENTS (Cost $110,023)		110,023

TOTAL INVESTMENTS - 100.1% (Cost $18,736,564)		$21,473,011
Liabilities in Excess of Other Assets - (0.1)%(c)		(22,930)
TOTAL NET ASSETS - 100.0%		$21,450,081

Percentages are stated as a percent of net assets.

AMBAC American Municipal Bond Assurance Corporation
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of February 29, 2024.
(c)	Represents less than 0.05% of net assets.

Horizon Multi-Factor Small/Mid Cap Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$21,362,988	$–	$–	$21,362,988
Money Market Funds	110,023	–	–	110,023
Total Assets	$21,473,011	$–	$–	$21,473,011

Refer to the Schedule of Investments for industry classifications.